Trade and other payables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [Abstract]
Domestic suppliers	R$ 132,051	R$ 90,948
Abroad suppliers	416	377
Advances from clients	5,130	2,477
Other accounts payable	7,763	6,435
Total	145,360	100,237
Current	144,424	100,036
Non-current	R$ 936	R$ 201